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                                                      --------------------------
                            UNITED STATES                    OMB APPROVAL
                  SECURITIES AND EXCHANGE COMMISSION  --------------------------
                       WASHINGTON, D.C. 20549           OMB Number: 3235-0006
                                                      --------------------------
                                                      Expires: December 31, 2009
                                                      --------------------------
                                                      Estimated average burden
                               FORM 13F               hours per form.......22.6
                                                      --------------------------

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            MICHAEL R. MURPHY
                 -----------------------------------------------
Address:         191 NORTH WACKER DRIVE, CHICAGO, ILLINOIS 60606
                 -----------------------------------------------

Form 13F File Number: 28-11638
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael R. Murphy
         -----------------------------------------
Title:   Managing Member of Discovery Group I, LLC
         -----------------------------------------
Phone:   312-265-9600
         -----------------------------------------

Signature, Place, and Date of Signing:

   /s/ Michael R. Murphy              Chicago, Illinois   11/13/2007
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         2
                                        --------------------

Form 13F Information Table Entry Total:                   41
                                        --------------------

Form 13F Information Table Value Total: $            181,171
                                        --------------------
                                            (thousands)

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY
                                 WITH THE SEC.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1         28-11635                     DANIEL J. DONOGHUE
    ------       -----------------         ---------------------------------
    2         28-11637                     DISCOVERY GROUP I, LLC
    ------       -----------------         ---------------------------------

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

                                                    13F INFORMATION TABLE
                                                          9/30/2007


          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8
                                                                                                           Voting Authority
          NAME OF               TITLE OF                VALUE     SHRS OR  SH/ PUT/  INVESTMENT   OTHER
          ISSUER                  CLASS       CUSIP   (X $1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS SOLE    SHARED  NONE
ALLION HEALTHCARE INC              COM      019615103     8,967  1,277,400 SH       SHARED-OTHER   1, 2         1,277,400
ASHWORTH INC                       COM      04516H101       828    134,642 SH       SHARED-OTHER   1, 2           134,642
BALDWIN TECHNOLOGY INC            CL A      058264102     1,845    368,262 SH       SHARED-OTHER   1, 2           368,262
BANCORP INC DEL                    COM      05969A105       517     28,000 SH       SHARED-OTHER   1, 2            28,000
BANCORP RHODE ISLAND INC           COM      059690107     1,012     28,292 SH       SHARED-OTHER   1, 2            28,292
BANNER CORP                        COM      06652V109       897     26,071 SH       SHARED-OTHER   1, 2            26,071
CARDINAL FINL CORP                 COM      14149F109     2,278    228,000 SH       SHARED-OTHER     1            228,000
CASCADE MICROTECH INC              COM      147322101     7,300    735,932 SH       SHARED-OTHER   1, 2           735,932
COLLECTORS UNIVERSE INC          COM NEW    19421R200     2,344    166,692 SH       SHARED-OTHER   1, 2           166,692
DYNAMICS RESH CORP                 COM      268057106       286     25,610 SH       SHARED-OTHER   1, 2            25,610
ELECTRONIC CLEARING HOUSE IN COM PAR.01 NEW 285562500    10,520    974,110 SH       SHARED-OTHER   1, 2           974,110
EPIC BANCORP                       COM      294250105       888     69,407 SH       SHARED-OTHER     1             69,407
FIDELITY SOUTHN CORP NEW           COM      316394105     1,365     91,428 SH       SHARED-OTHER     1             91,428
FIRST BUS FINL SVCS INC WIS        COM      319390100       636     33,044 SH       SHARED-OTHER     1             33,044
FIRST MARINER BANCORP              COM      320795107       974    103,849 SH       SHARED-OTHER     1            103,849
FRANKLIN BK CORP DEL               COM      352451108       611     66,418 SH       SHARED-OTHER     1             66,418
FRANKLIN CR MGMT CORP            COM NEW    353487200       679    136,933 SH       SHARED-OTHER     1            136,933
GAMING PARTNERS INTL CORP          COM      36467A107     2,604    281,500 SH       SHARED-OTHER   1, 2           281,500
HAWK CORP                         CL A      420089104    12,531    903,458 SH       SHARED-OTHER   1, 2           903,458
HF FINL CORP                       COM      404172108       265     16,579 SH       SHARED-OTHER     1             16,579
HUTTIG BLDG PRODS INC              COM      448451104     8,347  1,548,620 SH       SHARED-OTHER   1, 2         1,548,620
HYPERCOM CORP                      COM      44913M105    12,005  2,655,935 SH       SHARED-OTHER   1, 2         2,655,935
LINCOLN BANCORP IND                COM      532879103     1,353     85,652 SH       SHARED-OTHER     1             85,652
LINCOLN EDL SVCS CORP              COM      533535100     5,833    447,300 SH       SHARED-OTHER   1, 2           447,300
MATRIXX INITIATIVES INC            COM      57685L105     1,144     57,820 SH       SHARED-OTHER   1, 2            57,820
NATIONAL MED HEALTH CARD SYS     COM NEW    636918302     8,422    880,017 SH       SHARED-OTHER   1, 2           880,017
NAUTILUS INC                       COM      63910B102       956    120,000 SH       SHARED-OTHER   1, 2           120,000
NEWBRIDGE BANCORP                  COM      65080T102       339     26,693 SH       SHARED-OTHER   1, 2            26,693
NUTRACEUTICAL INTL CORP            COM      67060Y101     6,821    448,464 SH       SHARED-OTHER   1, 2           448,464
OLD SECOND BANCORP INC ILL         COM      680277100     2,089     73,300 SH       SHARED-OTHER     1             73,300
OPENTV CORP                       CL A      G67543101    14,707  9,937,006 SH       SHARED-OTHER   1, 2         9,937,006
POLYMEDICA CORP                    COM      731738100    10,951    208,520 SH       SHARED-OTHER   1, 2           208,520
PSYCHEMEDICS CORP                COM NEW    744375205     5,618    325,300 SH       SHARED-OTHER   1, 2           325,300
RADYNE CORP                      COM NEW    750611402    17,091  1,618,427 SH       SHARED-OTHER   1, 2         1,618,427
SPANISH BROADCASTING SYS INC      CL A      846425882    10,317    399,029 SH       SHARED-OTHER   1, 2           399,029
SUSSEX BANCORP                     COM      869245100       909     76,073 SH       SHARED-OTHER     1             76,073
TIB FINL CORP                      COM      872449103     1,780    161,096 SH       SHARED-OTHER     1            161,096
TNS INC                            COM      872960109     7,940    494,410 SH       SHARED-OTHER   1, 2           494,410
TRIAD GTY INC                      COM      895925105       474     25,000 SH       SHARED-OTHER     1             25,000
UTAH MED PRODS INC                 COM      917488108       212      6,748 SH       SHARED-OTHER   1, 2             6,748
VNUS MED TECHNOLOGIES INC          COM      928566108     6,516    410,083 SH       SHARED-OTHER   1, 2           410,083

TOTAL                                                   181,171 25,701,120                                     25,701,120